Note 13 - Summarized Financial Information of Citizens Holding Company - Balance Sheets (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other assets		$ 4,682	$ 4,088
Total assets		1,324,003	1,361,309
Borrowings on secured line of credit		18,000	18,000
Accrued interest payable		732	328
Total liabilities		1,284,978	1,255,409
Shareholders’ equity		39,025	105,900	$ 119,548	$ 112,800
Total liabilities and shareholders’ equity		1,324,003	1,361,309
Parent Company [Member]
Cash (1)	[1]	526	427
Investment in bank subsidiary (1)	[1]	56,373	123,140
Other assets	[1]	444	333
Total assets		57,343	123,900
Borrowings on secured line of credit		18,000	18,000
Accrued interest payable		318	0
Total liabilities		18,318	18,000
Shareholders’ equity		39,025	105,900
Total liabilities and shareholders’ equity		$ 57,343	$ 123,900

[1]	Fully or partially eliminates in consolidation.